Per share amounts - Determination of Basic and Diluted Earnings Per Share (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Per share amounts
Net earnings (loss)	$ 1,148,696	$ (1,517,427)
Basic weighted average shares outstanding ('000s)	161,172	157,908
Dilutive impact of equity based compensation ('000s)	3,593
Diluted weighted average shares outstanding ('000s)	164,765	157,908
Basic earnings per share	$ 7.13	$ (9.61)
Diluted earnings per share	$ 6.97	$ (9.61)